Statement of Stockholders' Equity - USD ($) $ in Thousands	Common Stock		Additional Paid-in Capital	Retained earnings	Total
Equity Balance, Starting at Dec. 31, 2022			$ 65,012	$ (70,941)	$ (5,929)
Shares Outstanding, Starting at Dec. 31, 2022	13,163,316				13,163,316
Stock Issued During Period, Value, Stock Options Exercised			403	0	$ 403
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	103,418				103,418
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture			664	0	$ 664
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments			2,557	0	2,557
Stock Issued During Period, Shares, Conversion of Convertible Securities	407,207
Stock Issued During Period, Value, Issued for Services			16	0	$ 16
Stock Issued During Period, Shares, Issued for Services	2,857
Stock Issued During Period, Shares, New Issues					2,857
Net Income (Loss)	$ 0		0	(12,564)	$ (12,564)
Shares Outstanding, Ending at Dec. 31, 2023	13,676,798	[1]			13,676,798
Equity Balance, Ending at Dec. 31, 2023			68,652	(83,505)	$ (14,853)
Stock Issued During Period, Value, Stock Options Exercised			408	0	$ 408
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercises in Period	106,132				106,132
Shares Granted, Value, Share-Based Payment Arrangement, after Forfeiture			601	0	$ 601
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures	0
Stock Issued During Period, Value, Conversion of Convertible Securities, Net of Adjustments			20,527	0	20,527
Stock Issued During Period, Shares, Conversion of Convertible Securities	2,940,882
Stock Issued During Period, Value, Other			2,296	0	2,296
Stock Issued During Period, Shares, Other	0
Reclassification of warrants			934	0	934
Stock Issued During Period, Value, New Issues			4,330	0	$ 4,330
Stock Issued During Period, Shares, New Issues	603,904				603,904
Net Income (Loss)	$ 0		0	(12,913)	$ (12,913)
Shares Outstanding, Ending at Dec. 31, 2024	17,327,716				17,327,716
Equity Balance, Ending at Dec. 31, 2024			$ 97,748	$ (96,418)	$ 1,330

[1]	See also Note 12b